Cover	Mar. 31, 2021
Entity Information
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	AIR T, INC.
Entity Incorporation, State	DE
Entity File Number	001-35476
Entity Tax Identification Number	52-1206400
Entity Address, Street	5930 Balsom Ridge Road
Entity Address, City	Denver
Entity Address, State	NC
Entity Address, Postal Zip Code	28037
City Area Code	828
Local Phone Number	464-8741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000353184
Amendment Flag	false
Common Stock
Entity Information
Title of 12(b) Security	Common Stock
Trading Symbol	AIRT
Security Exchange Name	NASDAQ
Cumulative Capital Securities
Entity Information
Title of 12(b) Security	Alpha Income Preferred Securities (also referred to as 8% Cumulative Capital Securities) (“AIP”)
Trading Symbol	AIRTP
Security Exchange Name	NASDAQ
Warrant
Entity Information
Title of 12(b) Security	Warrant to purchase AIP
Trading Symbol	AIRTW
Security Exchange Name	NASDAQ
AIR T Funding
Entity Information
Entity Registrant Name	AIR T FUNDING
Entity File Number	001-38928
Entity Tax Identification Number	83-6651478